NOTES PAYABLE – WORKING CAPITAL	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE – WORKING CAPITAL

NOTE 7 – NOTES PAYABLE – WORKING CAPITAL

During the six months ending June 30, 2021, the Company and the Company’s wholly owned operating subsidiary completed the sale of additional short-term notes under similar terms in the additional principal amount totaling $1,280,000. The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty. These short-term working capital notes mature in 30-360 days. In connection with these notes, the Company issued 600,000 shares of its Common Stock and 2,000,000 warrants to purchase Common Stock. The fair value of these share incentives was calculated to be $144,696. The fair value of the share incentives was recorded as a discount to the notes payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the six months ended June 30, 2021, is $622,174.

During the six months ending June 30, 2021, the Company and the Company’s wholly owned operating subsidiary completed the conversion of short-term notes with a face value of $1,453,049 and accrued interest to 248,944 Preferred B Units with a fair value of $2,481,738, resulting in a Loss on Extinguishment of Debt of $638,148.

As of June 30, 2021, and December 31, 2020, the outstanding balance due on the working capital notes was $3,917,186 and $4,672,096, respectively.

NOTE 7 – NOTES PAYABLE – WORKING CAPITAL

On July 6, 2017, the Company’s wholly-owned operating subsidiary completed the sale of a secured promissory note in the principal amount of $250,000 with an interest rate of 12% per annum to a private investor, and current stockholder. In April, 2018 the Company’s wholly-owned operating subsidiary completed the sale of additional notes under similar terms in the additional principal amount totaling $250,000. In July, 2018 the Company’s wholly-owned operating subsidiary completed the sale of additional notes under similar terms in the additional principal amount totaling $300,000. In October and December of 2018 the Company’s wholly-owned operating subsidiary completed the sale of additional notes under similar terms in the additional principal amount totaling $425,000. The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty. These working capital notes require payments equal to 75-100% of current sales of that specific secured inventory and mature in 180 days. In connection with the original note, the Company issued 250,000 shares of its Common Stock to the noteholder valued at $0.50 per share for a total of $125,000. The fair value of the Common Stock issued was recorded as a discount to the note payable and the discount was amortized over the term of that agreement to interest expense using the straight-line method that approximates the effective interest method.

During the year ending December 31, 2019, the Company and the Company’s wholly-owned operating subsidiary completed the sale of additional short term notes under similar terms in the additional principal amount totaling $3,104,441. The notes are secured by a pledge of certain of the Company’s current inventory and Chief Executive Officer’s personal guaranty. These short-term working capital notes mature in 30-180 days. In connection with these notes, the Company issued 1,550,000 shares of its Common Stock, warrants to purchase 125,000 shares of its Common Stock and a conversion feature for 300,000 shares at $0.50 per share. The fair value of these share incentives was calculated to be $1,134,368. The fair value of the share incentives was recorded as a discount to the note payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2019 is $1,068,784.

During the year ending December 31, 2020, the Company and the Company’s wholly-owned operating subsidiary completed the sale of additional short term notes and extensions of short term notes under similar terms in the additional principal amount totaling $2,869,171. The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty. These short term working capital notes mature in 30-180 days. In connection with these notes, the Company issued 17,275,871 shares of its Common Stock, warrants to purchase 2,550,000 shares of its Common Stock. The fair value of these share incentives was calculated to be $1,660,112. The fair value of the share incentives was recorded as a discount to the note payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2020 is $1,411,203.

During the year ended December 31, 2020, the Company and the Company’s wholly-owned operating subsidiary completed the conversion of short term notes with a face value of $1,080,000 and accrued interest to 9,700,000 shares of Common Stock with a fair value of $1,651,900, resulting in a Loss on Extinguishment of Debt of $916,204.

As of December 31, 2020, and 2019, the outstanding balance due on the working capital notes was $4,672,096 and $3,595,561, respectively.

NOTE PAYABLE SCHEDULE

Type	Original Amount	Origination Date	Maturity Date	Effective Annual Interest Rate	Balance at December 31, 2020	Balance at December 31, 2019
Note Payable (a)	$200,000	3/4/2018	12/31/2018	12%	$200,000	$200,000
Note Payable (b)	$7,000	1/9/2019			$9,073	$8,689
Note Payable (c)	$400,000	11/1/2018	5/1/2019	12%	$400,000	$400,000
Note Payable (d)	$300,000	12/31/2018	12/31/2020			$300,000
Note Payable (e)	$55,000	1/14/2019	3/15/2019	15%	$30,000	$30,000
Note Payable (f)	$150,000	3/1/2019	9/30/2019	20%	$0	$0
Note Payable (g)	$450,000	5/1/2019	5/1/2020	18%	$0	$450,000
Note Payable (h)	$180,000	7/5/2019	1/1/2020	18%	$0	$180,000
Note Payable (i)	$180,000	7/15/2019	1/11/2020	18%	$0	$180,000
Note Payable (j)	$225,000	8/22/2019	3/31/2020		$225,000	$165,000
Note Payable (k)	$180,000	8/26/2019	2/22/2020	18%	$0	$180,000
Note Payable (l)	$180,000	9/5/2019	3/3/2020	18%	$0	$180,000
Note Payable (m)	$90,000	9/13/2019	3/11/2020	18%	$0	$90,000
Note Payable (n)	$180,000	9/13/2019	3/11/2020	18%	$0	$180,000
Note Payable (o)	$90,000	9/23/2019	3/21/2020	18%	$0	$90,000
Note Payable (p)	$150,000	9/30/2019	3/31/2020	20%	$0	$150,000
Note Payable (q)	$180,000	10/15/2019	4/12/2020	18%	$95,000	$180,000
Note Payable (r)	$180,000	11/5/2019	5/3/2020	18%	$0	$180,000
Note Payable (s)	$90,000	11/12/2019	5/10/2020	18%	$0	$90,000
Note Payable (t)	$100,000	11/19/2019	11/19/2020	18%	$0	$50,000
Note Payable (u)	$75,000	11/20/2019	5/20/2020	16%	$0	$75,000
Note Payable (v)	$455,670	12/17/2019	6/4/2022	12%	$408,875	$455,670
Note Payable (w)	$134,386	12/20/2019				$134,386
Note Payable (x)		12/31/2019			$12,219	$17,400
Note Payable (y)	$201,000	1/30/2020	6/1/2020	12%	$183,000
Note Payable (z)	$125,000	1/31/2020	1/31/2021	7.5%	$0
Note Payable (aa)	$225,000	2/14/2020	1/14/2021	25%	$18,750
Note Payable (ab)	$90,000	2/18/2020	2/18/2021	18%	$0
Note Payable (ac)	$180,000	2/20/2020	2/20/2021	18%	$0
Note Payable (ad)	$200,000	3/6/2020	7/6/2021	12%	$200,000
Note Payable (ae)	$722,422	3/10/2020	2/8/2024	11.5%	$679,609
Note Payable (af)	$90,000	3/11/2020	9/11/2020	18%	$0
Note Payable (ag)	$300,000	3/26/2020	3/26/2021	6%	$300,000
Note Payable (ah)	$150,000	4/1/2020	10/1/2020	20%	$0
Note Payable (ai)	$8,000	4/15/2020	5/15/2021		$8,000
Note Payable (aj)	$18,343	4/15/2020	5/15/2021		$18,343
Note Payable (ak)	$180,000	4/25/2020	10/25/2020	18%	$0
Note Payable (al)	$450,000	5/1/2020	10/31/2020	18%	$0
Note Payable (bn)	$100,000	5/20/2020	11/20/2020	18%	$0
Note Payable (am)	$100,000	6/10/2020	12/10/2020		$100,000
Note Payable (an)	$75,000	6/15/2020	6/15/2021	18%	$75,000
Note Payable (ao)	$101,000	6/18/2020	12/18/2020		$101,000
Note Payable (ap)	$50,000	6/29/2020	9/29/2020		$0
Note Payable (aq)	$102,000	7/3/2020	10/3/2020		$72,188
Note Payable (ar)	$150,000	7/31/2020	7/31/2021	12%	$0
Note Payable (as)	$150,000	8/5/2020	8/5/2021	12%	$134,400
Note Payable (at)	$350,000	9/3/2020	9/3/2021	12%	$392,000
Note Payable (au)	$100,000	9/10/2020	9/10/2021	12%	$100,000
Note Payable (av)	$250,000	10/1/2020	1/2/2021	8%	$250,000
Note Payable (aw)	$100,000	10/6/2020	10/6/2021	12%	$100,000
Note Payable (ax)	$200,000	10/13/2020	10/13/2021	12%	$200,000
Note Payable (ay)	$250,000	10/21/2020	4/21/2021	8%	$250,000
Note Payable (az)	$450,000	11/1/2020	4/30/2021	20%	$450,000
Note Payable (ba)	$150,000	11/1/2020	4/30/2021	20%	$150,000
Note Payable (bb)	$118,049	11/19/2020	11/19/2021	18%	$118,049
Note Payable (bc)	$109,200	11/20/2020	5/21/2021	18%	$109,200
Note Payable (bd)	$60,000	12/16/2020	12/16/2021	18%	$60,000
Note Payable (be)	$40,000	1/6/2021	1/7/2022	18%
Note Payable (bf)	$117,600	3/1/2021	4/21/2021	8%
Note Payable (bg)	$50,000	3/4/2021	3/4/2022	12%
Note Payable (bh)	$273,187	3/31/2021	12/1/2021
Note Payable (bi)	$1,000,000	4/9/2021	10/6/2021	8%
Note Payable (bj)	$591,000	4/18/2021	9/1/2023
Note Payable (bk)	$639,956	4/21/2021	4/22/2021	8%
Note Payable (bl)	$151,688	4/22/2021	5/1/2021
Note Payable (bm)	$190,000	4/30/2021	10/30/2021
Unamortized Discount					$(777,610)	$(370,584)
Total					$4,672,096	$3,595,561

a)	On March 4, 2018, the Company entered into a promissory note with an unrelated party to develop a new product. The new product has yet to be produced. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note or convert the note balance into equity.
b)	On January 9, 2019, the Company accepted a loan from Amazon Lending for $7,000 that was extended to $11,000 on July 11, 2019 and to $26,000 on January 10, 2020. This loan is paid in full.
c)	On November 1, 2018, the Company entered into a promissory note with an unrelated party for working capital. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note or convert the note balance into equity.
d)	On December 31, 2018, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated March 10, 2020, with the unrelated party.
e)	On January 14, 2019, the Company entered into a promissory note with an unrelated party for working capital. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note, pay the balance on the note, or convert the note balance into equity.
f)	On March 1, 2019, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated September 30, 2019.
g)	On May 1, 2019, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated May 1, 2020.
h)	On July 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated February 14, 2020.
i)	On July 15, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
j)	On August 22, 2019, the Company entered into a promissory note with an unrelated party. The note, which is in default, requires the Company to issue 10,000 shares of Common Stock to the unrelated party each day the note is in default.
k)	On August 26, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated February 20, 2020.
l)	On September 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
m)	On September 13, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
n)	On September 13, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
o)	On September 23, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated March 11, 2020.
p)	On September 30, 2019, the Company entered into a promissory note. The balance of the note was consolidated into a new note dated April 1, 2020.
q)	On October 15, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 22, 2021.
r)	On November 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 25, 2021.
s)	On November 12, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.067 per share.
t)	On November 19, 2019, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 19, 2020.

u)	On November 20, 2019, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 20, 2020.
v)	On December 17, 2019, the Company entered into a secured promissory note with an unrelated party. The balance of the note was consolidated into a new note dated April 18, 2021.
w)	On December 20, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated March 10, 2020.
x)	On December 20, 2018, the Company entered into a loan agreement with American Express. The Company makes monthly payments to satisfy the loan agreement.
y)	On January 30, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 18, 2021.
z)	On January 31, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
aa)	On February 14, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
ab)	On February 18, 2020, the Company entered into a secured promissory note with an unrelated party. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
ac)	On February 20, 2020, the Company entered into a secured promissory note with an unrelated party. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
ad)	On March 6, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
ae)	On March 10, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
af)	On March 11, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated September 10, 2020.
ag)	On March 26, 2020, the Company entered into a promissory note with an unrelated party.
ah)	On April 1, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 1, 2020.
ai)	On April 15, 2020, the Company received an Economic Injury Disaster Loan (EIDL). The loan has been forgiven.
aj)	On April 15, 2020, the Company received a Paycheck Protection Program Loan. The loan has been forgiven.
ak)	On April 25, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated October 13, 2020.
al)	On May 1, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated October 31, 2020.
am)	On June 10, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
an)	On June 15, 2020, the Company entered into a promissory note with an unrelated party.
ao)	On June 18, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
ap)	On June 29, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
aq)	On July 3, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
ar)	On July 31, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
as)	On August 5, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
at)	On September 3, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
au)	On September 10, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
av)	On October 1, 2020, the Company entered into a secured promissory note with a related party. The balance of the note was consolidated into a new note dated April 21, 2021.

aw)	On October 6, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
ax)	On October 13, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
ay)	On October 21, 2020, the Company entered into a secured promissory note with a related party. The balance of the note was consolidated into a new note dated April 21, 2021.
az)	On November 1, 2020, the Company entered into a promissory note with an unrelated party.
ba)	On November 1, 2020, the Company entered into a promissory note with an unrelated party.
bb)	On November 19, 2020, the Company entered into a promissory note with an unrelated party.
bc)	On November 20, 2020, the Company entered into a promissory note with an unrelated party.
bd)	On December 16, 2020, the Company entered into a promissory note with an unrelated party.
be)	On January 6, 2021, the Company entered into a promissory note with an unrelated party.
bf)	On March 1, 2021, a related party advanced money that was consolidated into a new note dated April 21, 2021.
bg)	On March 4, 2021, the Company entered into a promissory note with an unrelated party. The Company and unrelated party are in discussions regarding the note, which is in default.
bh)	On March 31, 2021, the Company entered into a forbearance agreement with an unrelated party to refinance existing loan amounts of $273,187.
bi)	On April 9, 2021, the Company entered into a bridge loan agreement with an related party.
bj)	On April 18, 2021, the Company entered into a secured promissory note with an unrelated party to refinance existing loan amounts of $408,875 and $183,000.
bk)	On April 21, 2021, the Company entered into a settlement agreement with a related party and paid off $617,600 of principal plus interest.
bl)	On April 22, 2021, the Company entered into a settlement agreement with an unrelated party and paid off $95,000 of principal plus interest.
bm)	On April 30, 2021, an officer of the Company loaned $190,000 to the Company.
bn)	On May 20, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note and the earned interest was rolled into a new note dated November 20, 2020.